[LOGO] UBS
       Global Asset Management

UBS Liquid Assets Fund

Semiannual Report

October 31, 2002

UBS Liquid Assets Fund

December 16, 2002

Dear Shareholder,

We present you with the semiannual report for the UBS Liquid Assets Fund for the six months ended October 31, 2002.

UBS Liquid Assets Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:

Susan P. Ryan
UBS Global Asset
Management (US) Inc.

Commencement:

February 14, 2000

Dividend Payments:

Monthly

An Interview with Portfolio Manager Susan Ryan

Q. Can you describe the economic environment during the reporting period?

A. Initially, the U.S. economy appeared to be gaining momentum. First quarter 2002 gross domestic product (GDP) was a healthy 5.0%, up from 1.7% over the prior quarter. However, this up-tick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending and waning consumer confidence in the wake of the stock market's decline and various corporate accounting scandals all took their toll. The end result: second quarter 2002 GDP growth was ultimately a less-than-expected 1.1%. While the most recent preliminary estimate for third quarter GDP is 4.0%, economists are projecting that GDP for the last three months of the year will fall far short of that figure--perhaps between 1% and 2%.

Q. What are some of the reasons why economic growth appears to be declining?

A. For some time, consumer spending was propping up the economy as corporations postponed major purchases pending clearer signs of a sustainable economic upturn. The strength in consumer spending was in part fueled by zero percent financing for automobiles and the incremental cash people received from refinancing their homes. However, the pent-up demand for automobiles appears to be waning and the refinancing boom has likely peaked. In addition, heightening geopolitical risk--namely, the potential for

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Liquid Assets Fund

   another terrorist strike and a war with Iraq--appears to be inhibiting both consumer and corporate spending.

Q. How did the Fund perform in this turbulent environment?

A. Short-term interest rates fell during the period, so the yields available through money market instruments were extremely low. At the end of the reporting period, the Fund's seven-day current yield was 1.74%, down from 1.90% at the end of its fiscal year on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

   Our investment strategy led us to increase the Fund's weighted average maturity to 60 days, up from 57 days, during the reporting period. We did this in an effort to lock in higher yields as interest rates declined. In addition, given the combination of an uncertain economy, a proliferation of corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity, which helped us to avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy and how do you anticipate structuring the portfolio going forward?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. While we don't think the economy will dip back into a recession, the risk exists.

   After spending some time waiting for clearer signs on the economy, the Federal Reserve (the "Fed") made the decision at its November meeting to lower the federal funds rate (the rate U.S. Banks charge each other for overnight loans) by 50 basis points, down to 1.25%--a 41-year low. In a statement, the Fed cited economic data that confirmed uncertainty in the marketplace as the primary reason for the move, which was implemented in order to provide support "as the economy works its way through this current soft spot."

   From an investment strategy perspective, credit quality and liquidity will continue to be of paramount importance. We expect to allocate a large portion of the portfolio to Treasuries and Agencies. We also expect to employ what is known as a "barbell" strategy, whereby we purchase securities at both ends of the maturity spectrum. This strategy will provide the liquidity we need through our shorter-term securities, which are typically less than a month in

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Liquid Assets Fund

   duration. The Fund's longer-term securities--with maturities of up to one year in duration--will generate incremental yield.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/S/ Brian M. Storms
Brian M. Storms
President
UBS Liquid Assets Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.


/S/ Susan P. Ryan
Susan P. Ryan
Portfolio Manager
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Liquid Assets Fund

Performance At A Glance

Yields and Characteristics                  10/31/02     4/30/02    10/31/01
================================================================================
Seven-Day Current Yield*                      1.74%       1.90%       2.86%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                    1.75%       1.91%       2.90%
--------------------------------------------------------------------------------
Weighted Average Maturity**                6 0 days     57 days     70 days
--------------------------------------------------------------------------------
Net Assets (mm)                              $372.6      $368.9      $380.0
================================================================================

Sector Allocation***                        10/31/02     4/30/02    10/31/01
================================================================================
U.S. Government & Agency Obligations          40.5%       36.5%       28.9%
--------------------------------------------------------------------------------
Commercial Paper                              37.1        40.6        39.5
--------------------------------------------------------------------------------
Certificates of Deposit                        8.8        15.7        15.8
--------------------------------------------------------------------------------
Short-Term Corporate Obligations               7.0          --         9.8
--------------------------------------------------------------------------------
Money Market Funds                             4.7         8.1         4.8
--------------------------------------------------------------------------------
Time Deposits                                  2.7          --          --
--------------------------------------------------------------------------------
Bank Obligations                                --          --         1.0
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities           --          --         0.2
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets        ( 0.8)      ( 0.9)         --
================================================================================
Total                                        100.0%      100.0%      100.0%
================================================================================

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Liquid Assets Fund

Statement of Net Assets -- October 31, 2002 (unaudited)

Principal
 Amount                                               Maturity       Interest
 (000)                                                 Dates           Rates          Value
==============================================================================================
U.S. Government and Agency Obligations--40.47%
==============================================================================================
$30,000 U.S. Treasury Bills                        11/21/02 to      1.595 to
                                                      03/06/03        1.775%@     $ 29,888,677
----------------------------------------------------------------------------------------------
  5,000 Federal Farm Credit Bank                      11/07/03        1.900          5,000,000
----------------------------------------------------------------------------------------------
  6,000 Federal Farm Credit Bank                      11/01/02        1.750*         5,999,276
----------------------------------------------------------------------------------------------
 26,000 Federal Home Loan Bank                     06/10/03 to        2.000 to
                                                      10/10/03        2.600         26,000,000
----------------------------------------------------------------------------------------------
 15,000 Federal Home Loan Bank                        11/01/02        1.710 to
                                                                      1.740*        14,996,996
----------------------------------------------------------------------------------------------
 15,000 Federal Home Loan Mortgage Corp.              12/27/02        1.910@        14,955,433
----------------------------------------------------------------------------------------------
  5,000 Federal Home Loan Mortgage Corp.               8/14/03        2.000          5,000,000
----------------------------------------------------------------------------------------------
 22,000 Federal National Mortgage Association      12/20/02 to        1.660 to
                                                      12/31/02        1.910         21,941,285
----------------------------------------------------------------------------------------------
  5,000 Federal National Mortgage Association          9/26/03        1.950          5,000,000
----------------------------------------------------------------------------------------------
 13,000 Federal National Mortgage Association         11/01/02        1.738 to
                                                                      1.750*        12,999,932
----------------------------------------------------------------------------------------------
  9,000 Student Loan Marketing Association         05/23/03 to        2.600 to
                                                      07/03/03        2.650          9,000,000
----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
 (cost--$150,781,599)                                                              150,781,599
==============================================================================================
Time Deposit--2.68%
==============================================================================================
 10,000 Societe Generale (cost--$10,000,000)          11/01/02        1.900         10,000,000
==============================================================================================
Certificates of Deposit--8.86%
==============================================================================================
  Yankee--8.86%
  5,000 Abbey National Treasury                       12/31/02        1.910          5,000,079
----------------------------------------------------------------------------------------------
 10,000 Royal Bank of Canada                          11/01/02        1.750         10,000,000
----------------------------------------------------------------------------------------------
  5,000 Royal Bank of Scotland PLC                    12/27/02        2.710          4,999,925
----------------------------------------------------------------------------------------------
 13,000 Westdeutsche Landesbank Girozentrale       11/01/02 to        2.590 to
----------------------------------------------------------------------------------------------
                                                      05/23/03        2.680         12,999,507
----------------------------------------------------------------------------------------------
Total Certificates of Deposit
(cost--$32,999,511)                                                                 32,999,511
==============================================================================================
Commercial Paper@--37.16%
==============================================================================================
 Asset Backed-Banking--1.07%
  4,000 Atlantis One Funding Corp.                    11/08/02        1.770          3,998,623
----------------------------------------------------------------------------------------------
 Asset Backed-Miscellaneous--16.22%
 10,089 Enterprise Funding Corp.                   11/05/02 to
                                                      11/13/02        1.760         10,085,037
----------------------------------------------------------------------------------------------
  7,000 Falcon Asset Securitization Corp.             11/12/02        1.760          6,996,236
----------------------------------------------------------------------------------------------
 11,000 Giro Multi-Funding Corp.                   11/01/02 to        1.790 to
                                                      11/07/02        1.900         10,998,508
----------------------------------------------------------------------------------------------
 10,000 Old Line Funding Corp.                        11/19/02        1.760          9,991,200
----------------------------------------------------------------------------------------------
  6,350 Quincy Capital Corp.                          11/13/02        1.760 to
                                                                      1.770          6,346,267
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Liquid Assets Fund

Statement of Net Assets -- October 31, 2002 (unaudited)

Principal
 Amount                                               Maturity       Interest
 (000)                                                 Dates          Rates          Value
==============================================================================================
Commercial Paper@--(concluded)
==============================================================================================
  Asset Backed-Miscellaneous--(concluded)
 $5,000  Receivables Capital Corp.                    11/18/02        1.780%      $  4,995,797
----------------------------------------------------------------------------------------------
 11,000  Thunderbay Funding                           11/15/02        1.790         10,992,343
----------------------------------------------------------------------------------------------
                                                                                    60,405,388
==============================================================================================
  Automobile OEM--2.68%
 10,000  Volkswagen of America, Inc.                  11/22/02        1.760          9,989,733
----------------------------------------------------------------------------------------------
  Banking-Domestic--4.56%
  5,000  Deutsche Bank Financial LLC                  11/14/02        1.750          4,996,840
----------------------------------------------------------------------------------------------
 12,000  Nordea North America, Inc.                11/08/02 to        1.750 to
                                                      11/25/02        1.760         11,990,919
----------------------------------------------------------------------------------------------
                                                                                    16,987,759
==============================================================================================
  Banking-Foregn--4.32%
  5,000  Dexia Bank New York                          11/01/02        1.820*         4,999,094
----------------------------------------------------------------------------------------------
 10,000  HBOS Treasury Services PLC                   11/04/02        1.750          9,998,542
----------------------------------------------------------------------------------------------
  1,100  Svenska Handelsbanken                        11/06/02        1.770          1,099,729
----------------------------------------------------------------------------------------------
                                                                                    16,097,365
==============================================================================================
  Finance-NonCaptive Consumer--1.34%
  5,000  Household Finance Corp.                      11/07/02        1.740          4,998,550
----------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--4.56%
 11,000  CIT Group, Inc.                           11/18/02 to
                                                      11/20/02       1.790          10,990,404
----------------------------------------------------------------------------------------------
  6,000  General Electric Capital Corp.               11/01/02       1.900           6,000,000
----------------------------------------------------------------------------------------------
                                                                                    16,990,404
==============================================================================================
  Food & Beverage--1.34%
  5,000  Nestle Australia Ltd.                        11/18/02        1.750          4,995,868
----------------------------------------------------------------------------------------------
  Industrial-Other--1.07%
  4,000  Cargill, Inc.                                11/01/02        1.900          4,000,000
----------------------------------------------------------------------------------------------
Total Commercial Paper
 (cost--$138,463,690)                                                              138,463,690
==============================================================================================
Short-Term Corporate Obligations--6.98%
==============================================================================================
  Asset Backed-Finance--5.91%
  7,000  CC (USA), Inc.                               01/21/03        1.830*         7,000,000
----------------------------------------------------------------------------------------------
  5,000  Dorada Finance, Inc.                         11/07/02        1.825*         4,999,784
----------------------------------------------------------------------------------------------
 10,000  K2 (USA) LLC                              11/12/02 to        1.780 to
                                                      11/22/02        1.810         10,000,000
----------------------------------------------------------------------------------------------
                                                                                    21,999,784
==============================================================================================
  Finance-NonCaptive Diversified--1.07%
  4,000  General Electric Capital Corp.               11/11/02        1.830*         4,000,000
----------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
 (cost--$25,999,784)                                                                25,999,784
==============================================================================================

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Liquid Assets Fund

Statement of Net Assets -- October 31, 2002 (unaudited)

Number of
 Shares                                                     Maturity       Interest
 (000)                                                        Dates          Rates          Value
=====================================================================================================
Money Market Funds--4.68%
=====================================================================================================
 13,224  AIM Liquid Assets Portfolio                        11/01/02        1.770+%     $ 13,224,324
-----------------------------------------------------------------------------------------------------
     95  Prime Portfolio                                    11/01/02        1.690+            95,218
-----------------------------------------------------------------------------------------------------
    243  BlackRock Provident Institutional TempFund         11/01/02        1.646+           242,978
-----------------------------------------------------------------------------------------------------
  3,858  Dreyfus Cash Management Fund                       11/01/02        1.637+         3,857,924
-----------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$17,420,444)                                              17,420,444
-----------------------------------------------------------------------------------------------------
Total Investments (cost--$375,665,028 which
 approximates cost for federal income tax
 purposes)--100.83%                                                                      375,665,028
-----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.83)%                                            (3,107,543)
-----------------------------------------------------------------------------------------------------
Net Assets (applicable to 372,384,733 shares of beneficial
 interest outstanding equivalent to $1.00 per share)--
 100.00%                                                                                $372,557,485
====================================================================================================

@ Interest rate shown is the discount rate at date of purchase.
* Variable Rate Security--maturity date reflects earlier of reset date or maturity date. The interest rate shown is the current rate as of October 31, 2002 and resets periodically.
+ Interest rates shown reflect yield at October 31, 2002.

                       Weighted average maturity--60 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Liquid Assets Fund

Statement of Operations

                                                 For the Six
                                                Months Ended
                                              October 31, 2002
                                                (unaudited)
=============================================================
Investment income:
Interest                                           $4,092,326
-------------------------------------------------------------
Expenses:
Transfer agency and related services fees             137,801
-------------------------------------------------------------
Investment advisory and administration fees            63,119
-------------------------------------------------------------
Professional fees                                      23,817
-------------------------------------------------------------
Reports and notices to shareholders                    22,839
-------------------------------------------------------------
Custody and accounting                                 21,040
-------------------------------------------------------------
Insurance expense                                      18,639
-------------------------------------------------------------
State registration fees                                11,509
-------------------------------------------------------------
Trustees' fees                                          2,458
-------------------------------------------------------------
Other expenses                                          3,459
-------------------------------------------------------------
                                                      304,681
-------------------------------------------------------------
Less: Fee waivers from investment advisor             (63,119)
-------------------------------------------------------------
Net expenses                                          241,562
-------------------------------------------------------------
Net investment income                              $3,850,764
=============================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Liquid Assets Fund

Statement of Changes in Net Assets

                                                                     For the Six
                                                                     Months Ended          For the
                                                                   October 31, 2002       Year Ended
                                                                     (unaudited)       April 30, 2002
======================================================================================================
From operations:
Net investment income                                                $  3,850,764      $ 11,492,351
------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                  -           171,696
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    3,850,764        11,664,047
------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                  (3,850,764)      (11,492,351)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
 transactions                                                           3,621,872       (75,653,104)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   3,621,872       (75,481,408)
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                   368,935,613       444,417,021
------------------------------------------------------------------------------------------------------
End of period                                                        $372,557,485      $368,935,613
======================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligation prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2002, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Other Liabilities

At October 31, 2002, payable for investments purchased, dividends payable and other accrued expenses were $3,998,623, $126,373, and $66,208, respectively.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Liquid Assets Fund

Notes to Financial Statements (unaudited)

Money Market Fund Insurance Bonds

At October 31, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the six months ended October 31, 2002, the Fund did not use these insurance bonds.

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At October 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the six months ended October 31, 2002 and the fiscal year ended April 30, 2002, was ordinary income.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      For the Six            For the
                                                     Months Ended           Year Ended
                                                   October 31, 2002       April 30, 2002
========================================================================================
Shares sold                                           784,952,062          1,444,641,030
----------------------------------------------------------------------------------------
Shares repurchased                                   (785,176,549)        (1,532,371,746)
----------------------------------------------------------------------------------------
Dividends reinvested                                    3,846,359             12,077,612
----------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           3,621,872            (75,653,104)
========================================================================================

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Liquid Assets Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                              For the
                                   For the Six              Years Ended              For the Period
                                  Months Ended               April 30,             February 14, 2000+
                                October 31, 2002    ===========================         through
                                   (unaudited)          2002           2001          April 30, 2000
=====================================================================================================
Net asset value,
 beginning of period                  $ 1.00           $  1.00       $  1.00            $ 1.00
-----------------------------------------------------------------------------------------------------
Net investment income                  0.009             0.029         0.061             0.012
-----------------------------------------------------------------------------------------------------
Dividends from net
 investment income                    (0.009)           (0.029)       (0.061)           (0.012)
-----------------------------------------------------------------------------------------------------
Net asset value,
 end of period                        $ 1.00           $  1.00       $  1.00            $ 1.00
-----------------------------------------------------------------------------------------------------
Total investment return(1)              0.93%             2.98%         6.32%             1.24%
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets,
 end of period (000's)              $372,557          $368,936      $444,417          $326,125
-----------------------------------------------------------------------------------------------------
Expenses to average net
 assets, net of fee waivers
 from advisor                           0.11%*            0.17%         0.19%             0.17%*
-----------------------------------------------------------------------------------------------------
Expenses to average net
 assets, before fee waivers
 from advisor                           0.14%*            0.20%         0.22%             0.20%*
-----------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, net of
 fee waivers from advisor               1.83%*            2.96%         6.11%             5.89%*
-----------------------------------------------------------------------------------------------------
Net investment income to
 average net assets, before
 fee waivers from advisor               1.80%*            2.93%         6.08%             5.86%*
=====================================================================================================

+   Commencement of operations.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Trustees

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman
                                    William W. Hewitt, Jr.
Margo N. Alexander
                                    Morton L. Janklow
Richard Q. Armstrong
                                    Frederic V. Malek
David J. Beaubien
                                    Carl W. Schafer
Richard R. Burt
                                    William D. White
Meyer Feldberg

Principal Officers

Brian M. Storms                     Paul H. Schubert
President                           Vice President and Treasurer

Amy R. Doberman                     Michael Markowitz
Vice President and Secretary        Vice President

Elbridge T. Gerry III               Susan P. Ryan
Vice President                      Vice President

Investment Advisor,
Administrator and Distributor

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of a Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS                                                        --------------
       UBS Global Asset Management (US) Inc.                        Presorted
       51 West 52nd Street                                          Standard
       New York, NY 10019-6114                                    U.S. Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700
                                                                  --------------